CH2 -SUPP. (02/04/2002)                                                                                                     ACII-NY
                                              Supplement to Prospectus Dated May 1, 2001
                                                   Supplement dated February 4, 2002

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

                                                      A. MINIMUM PURCHASE PAYMENT

The minimum purchase  payment of $10,000 is reduced to $5,000.  In the following  sections of the prospectus,  $10,000 is replaced with
$5,000.

|X|      HOW DO I PURCHASE THIS ANNUITY?
|X|      WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY? - Initial Purchase Payment
|X|      MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
|X|      MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?

                                               B. AVAILABILITY IN THE STATE OF NEW YORK

                               APPENDIX E - SALE OF THE CONTRACTS TO RESIDENTS OF THE STATE OF NEW YORK

Some of the provisions of the Annuity are different for contracts offered to residents of the State of New York.  These provisions are noted below.

GLOSSARY OF TERMS

MVA: A market value  adjustment used in the  determination of Account Value of each Fixed Allocation on any day other than the Maturity
Date of such Fixed  Allocation.  You may transfer or withdraw all or part of the Account  Value from a Fixed  Allocation  during the 30 days prior to the Maturity Date of such Fixed Allocation without application of a market value adjustment.

INVESTMENT OPTIONS

WHAT ARE THE FIXED INVESTMENT OPTIONS?
The State of New York does not allow a Guarantee Period to exceed ten years in duration.  Additionally, the interest rate we credit to the Fixed Allocation is subject to a minimum of 3%.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Annual  Maintenance  Fee: For  contracts  offered to residents of the State of New York the Annual  Maintenance  Fee is $30.00 or 2% of
your Account Value invested in the variable investment options, whichever is less.

MANAGING YOUR ANNUITY

"May I Change the Owner, Annuitant and Beneficiary Designations?":  The following condition has been removed:
                                                                                                     -------
|X|      A new Annuitant subsequent to the Annuity Date.

"May I Return the  Annuity if I Change My Mind?":  The  "free-look"  period is within 21 days of receipt of the  Annuity  and within 10 days of receipt  for IRAs.  The amount to be  refunded is the Account  Value in the  Sub-accounts  plus the Interim  Value of the Fixed
Allocations  and for IRAs the amount to be refunded is the greater of Premium or Account  Value.  Notice  received by mail is effective as of the date of the postmark.

MANAGING YOUR ACCOUNT VALUE

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
 The minimum amount allowed in an investment option is $500. Your transfer request must be In Writing.  A specific  authorization  form
 MUST be completed which authorizes us to accept transfers via phone or through means such as electronic mail.

 The following services,  which we may offer, are not available for New York contracts:  1) authorization of an independent third party to transact transfers on your behalf; and 2) market timing programs.

DO YOU OFFER PROGRAMS DESIGNED TO GUARANTEE A "RETURN OF PREMIUM" AT A FUTURE DATE?
The Guaranteed Return OptionSM will be available to residents of the State of New York upon approval by New York.

MVA Formula:  We apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the remaining period.  These formulas are as follows:

(a)      If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the remaining period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest or longest durations then available for new Fixed Allocations for your class of Annuities.

(b)      If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the remaining period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the
                  Moody's Corporate Bond Yield Average - Monthly average Corporates (the "Average"), as published by Moody's Investor
                  Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's.  For determining "I", we will use the Average published on or immediately prior to the state of the applicable Guarantee
                  Period.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
We will notify you of the Guarantee  Periods  available as of the date of such notice, at least 45 days and not more than 60 days prior to the Maturity  Date.  No MVA applies to any amounts  allocated to a particular  Fixed  Allocation  if you withdraw all or part of the
Account  Value in such Fixed  Allocation  within 30 days of maturity.  If you are age 55 or older you may invest in a Fixed  Allocation with a Guarantee Period of less than five years.

AMERICAN SKANDIA'S PERFORMANCE ADVANTAGE

This benefit is not available to residents of the State of New York.

ACCESS TO ACCOUNT VALUE

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
The Minimum  Distribution  provision is only  available  for annuities  issued under Section  403(b) of the IRS Code or for IRA's where
Minimum Distributions are required.  Minimum Distributions are not available for any other contracts.

"What is a Medically-Related Surrender and How Do I Qualify?":  This section is deleted in its entirety.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
The Annuity Date may not be later than the first day of the calendar month  following the Annuitant's  90th birthday.  The Annuity Date must be the  first  or the  fifteenth  days  of a  calendar  month.  However,  if the  contract's  accumulated  value,  at the  time of annuitization,  is less than $2,000,  or would provide an income,  the initial  payment of which is less than $20 per month, in lieu of commencing  annuity payments,  we reserve the right to cancel the annuity and pay you the total of the Account Value in any Sub-account plus the Interim value of any Fixed Allocation.

DEATH BENEFIT

Basic Death Benefit
The basic Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 85:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death  occurs when the  decedent is age 85 or older:  The Death  Benefit is the sum of your  Account  Value in the variable investment options and your Interim Value in the Fixed Allocations.

Optional Death Benefits
The Optional Death Benefits  described in the  Prospectus are not offered to residents of the State of New York.  However,  the Highest
Anniversary  Value Optional Death Benefit  described below is available to new purchasers of the Annuity who are residents of the State of New York.

If the Annuity has one Owner,  the Owner must be age 80 or less at the time the Highest  Anniversary  Value  Optional  Death Benefit is
purchased.  If the  Annuity  has joint  Owners,  the oldest  Owner must be age 80 or less.  If the  Annuity is owned by an entity,  the
Annuitant must be age 80 or less.

Key Terms Used with the Highest Anniversary Value Death Benefit

|X|      The Death Benefit Target Date is the contract  anniversary  on or after the 80th birthday of the current Owner,  the oldest of
             -------------------------
     either joint Owner or the Annuitant, if entity owned.

|X|      The  Highest  Anniversary  Value  equals the  highest of all  previous  "Anniversary  Values" on or before the  earlier of the
              ---------------------------
     Owner's date of death and the "Death Benefit Target Date".

|X|      The Anniversary  Value is the Account Value as each anniversary of the Issue Date plus the sum of all Purchase  Payments on or
             ------------------
     after such anniversary less the sum of all "Proportional  Reductions"  since such anniversary.  The Anniversary Value on the Issue
     Date is equal to your Purchase Payment.

|X|      A  Proportional  Reduction is a reduction to the value being measured  caused by a withdrawal,  equaling the percentage of the
            -----------------------
     withdrawal as compared to the Account Value as of the date of the  withdrawal.  For example,  if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction),  we will reduce both your Anniversary  Value and the amount determined by Purchase Payments increasing at the appropriate interest rate by 20%.

Calculation of Highest Anniversary Value Death Benefit
The Highest Anniversary Value Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.       the Account Value in the  Sub-accounts  plus the Interim Value of any Fixed  Allocations (no MVA) as of the date we receive in writing "due proof of death"; and
2.       the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

         The amount determined by this calculation is increased by any Purchase Payments received after the Owner's date of death and decreased by any Proportional Reductions since such date.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the  Account  Value as of the date we  receive in writing  "due  proof of death" (an MVA may be  applicable  to amounts in any
              Fixed Allocations); and
2.       the Highest  Anniversary  Value on the Death  Benefit  Target Date plus the sum of all Purchase  Payments  less the sum of all
              Proportional Reductions since the Death Benefit Target Date.

Charges for Highest Anniversary Value Death Benefit
If you purchase the Highest  Anniversary  Value  Optional  Death  Benefit,  an annual charge of 0.20% is deducted  from your  Annuity's
Account  Value.  The charge will be based on the current Death Benefit under the Highest  Anniversary  Value  Optional Death Benefit as
of the date the charge is  deducted  minus the  Interim  Value of any Fixed  Allocations.  The charge is  deducted  in  addition to the
Insurance  Charge.  The charge is deducted in arrears on each  anniversary  of the Issue Date of the Annuity or, if you  terminate  the
Optional Death Benefit or surrender your Annuity, on the date the termination or surrender is effective.

AMERICAN SKANDIA'S ANNUITY REWARDS

This benefit is not available to residents of the State of New York.

Plus40(TM)OPTIONAL LIFE INSURANCE RIDER

This optional life insurance rider is not available to residents of the State of New York.

GENERAL INFORMATION

Separate  Account B: We reserve the right to add  Sub-accounts,  eliminate  Sub-accounts,  to combine  Sub-accounts,  or to  substitute underlying  mutual funds or  portfolios  of  underlying  mutual  funds.  In addition to obtaining  prior  approval  from the  insurance department  of our state of domicile  before  making such a  substitution,  deletion or  addition,  any such changes are subject to the approval of the Superintendent of Insurance for the State of New York.

STATEMENT OF ADDITIONAL INFORMATION

Deferral of  Transactions:  We may defer any  distribution or transfer from a Fixed Allocation or an annuity payout for a period not to exceed 6 months.  If we defer a  distribution  or transfer  from any Fixed  Allocation or any fixed  annnuity  payout for more than ten
(10) days, we pay interest  using our then current  crediting  rate for this purpose,  which is not less than 3% per year on the amount deferred.

Modification:  In addition to obtaining  prior  approval from the insurance  department of our state of domicile,  before making such a substitution, deletion or addition, we will also obtain prior approval from the Superintendent of Insurance for New York.

Misstatement of Age or Sex:  The following provision (c) is added:
(c) as to any annuity  payments,  we shall credit or charge interest using our then current  crediting rate for this purpose,  which is not greater than 6% interest per year, calculated from the date of any underpayment or overpayment to the date actual payment is made.